Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Assets	¥ 412	¥ 956
Derivative Liabilities	2,404	9,255
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Liabilities	47	214
Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	56	105
Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	34	192
Designated as Hedging Instrument | Interest rate swaps | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	13	22
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	356	851
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	¥ 2,357	¥ 9,041